Document and Entity Information	Sep. 26, 2017
Prospectus:
Document Type	497
Document Period End Date	Sep. 26, 2017
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Sep. 26, 2017
Document Effective Date	Sep. 26, 2017
Prospectus Date	Jan. 31, 2017
BlueStar TA-BIGITech Israel Technology ETF | BlueStar TA-BIGITech Israel Technology ETF
Prospectus:
Trading Symbol	ITEQ